Property and equipment	12 Months Ended
Mar. 31, 2012
Property and equipment [Abstract]
Property and equipment
5.	Property and equipment:

The components of property and equipment are as follows:

	As of
	March 31, 2012	March 26, 2011
	(In thousands)
Land	$6,520	$6,661
Buildings	9,478	9,462
Leasehold improvements	46,944	49,120
Equipment and vehicles	2,360	2,338
Molds	1,254	6,092
Furniture and fixtures	9,983	10,356
Software and electronic equipment	19,476	19,063

	96,015	103,092
Accumulated depreciation	(70,219)	(76,822)

	$25,796	$26,270

Property and equipment, having a cost of $19.5 million and a net book value of $11.0 million at March 31, 2012, and a cost of $20.3 million and a net book value of $12.1 million at March 26, 2011, are under capital leasing arrangements.